Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

	31/12/2017	31/12/2018
	US$’000	US$’000
Current
Trade payables	3,930	3,913
Other payables	3,002	6,538
Refund liabilities	674	616
Accrued operating expenses	3,686	8,512
Deferred government grants	92	90
	11,384	19,669

Non-current
Other accruals	149	169
Deferred government grants	188	95
Deposit	76	113
	413	377